Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Segment Information
14.	SEGMENT INFORMATION
The Company manages its operations through two operating segments that are based on geographic location: North America and Europe. These operating segments also represent the Company’s reportable segments.

•	North America: The North America segment consists of operations within the United States and Canada.

•	Europe: The Europe segment consists of operations within the United Kingdom.
Separate financial information is available and regularly evaluated by our CODM, who is our president and chief executive officer, in making resource allocation decisions for our segments. The CODM utilizes revenue from external customers and segment income (loss) to measure and assess each segment’s performance.
Segment income (loss) is calculated as revenue less cost of revenue, operational expenses directly related to each segment and excludes certain corporate expenses. We view this metric as an important measure of business performance as it captures mobile store and segment profitability and provides comparability across reporting periods.
Unallocated corporate operations and technology expenses consist of personnel-related expenses for engineers and the development and maintenance of our technology systems. Unallocated general and administrative expenses consist of personnel-related expenses for executive, finance, legal, human resources, and corporate facilities.

Reconciliations of segment revenue to consolidated revenue and segment loss to consolidated loss from operations is shown in the following table for each of the periods presented (in thousands):

	Three Months Ended September 30, 2021
	North America	Europe	Total
Revenue	$16,235	$2,353	$18,588
Segment loss	(26,939)	(8,088)	(35,027)
Unallocated corporate expenses:
Operations and technology			(3,498)
General and administrative			(7,569)

Loss from operations			$(46,094)

	Nine Months Ended September 30, 2021
	North America	Europe	Total
Revenue	$48,912	$9,886	$58,798
Segment loss	(66,853)	(21,402)	(88,255)
Unallocated corporate expenses:
Operations and technology			(9,943)
General and administrative			(21,365)

Loss from operations			$(119,563)

	Three Months Ended September 30, 2020
	North America	Europe	Total
Revenue	$12,626	$3,767	$16,393
Segment loss	(15,772)	(5,397)	(21,169)
Unallocated corporate expenses:
Operations and technology			(3,217)
General and administrative			(3,861)

Loss from operations			$(28,247)

	Nine Months Ended September 30, 2020
	North America	Europe	Total
Revenue	$32,734	$9,484	$42,218
Segment loss	(45,869)	(12,856)	(58,725)
Unallocated corporate expenses:
Operations and technology			(9,036)
General and administrative			(10,250)

Loss from operations			$(78,011)

The Company’s revenue distribution for its North America segment was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
United States	86%	90%	86%	92%
Canada	14%	10%	14%	8%

	100%	100%	100%	100%

During the three months ended September 30, 2021 and 2020, there were three customers with revenues individually in excess of 10% of total consolidated net revenues. Net revenues for these customers were approximately $
12.3
million,
 $2.4 million, and $2.3
million in the three months ended September 30, 2021 and approximately $
11.2
million, $
3.8
million, and $
1.3
million in the three months ended September 30, 2020.
Two customers are reflected in the North American segment and one customer is reflected in the European segment.

During the nine months ended September 30, 2021 and 2020, there were three customers with revenues individually in excess of 10% of total consolidated net revenues. Net revenues for these customers were approximately $37.8 million, $9.9 million, and $7.0 million in the nine months ended September 30, 2021 and approximately $29.9 million, $9.5 million, and $2.7 million in the nine months ended September 30, 2020. Two customers are reflected in the North American segment and one customer is reflected in the European segment.

15.	SEGMENT INFORMATION
The Company manages its operations through two operating segments that are based on geographic location: North America and Europe. These operating segments also represent the Company’s reportable segments.

•	North America: The North America segment consist of operations within the United States and Canada.

•	Europe: The Europe segment consists of operations withing the United Kingdom.
Separate financial information is available and regularly evaluated by our CODM, who is our president and chief executive officer, in making resource allocation decisions for our segments. The CODM utilizes revenue from external customers and segment income (loss) to measure and assess each segment’s performance.
Segment income (loss) is calculated as revenue less cost of revenue, operational expenses directly related to each segment and excludes certain corporate expenses. We view this metric as an important measure of business performance as it captures mobile store and segment profitability and provides comparability across reporting periods.
Unallocated corporate operations and technology expenses consist of personnel-related expenses for engineers and the development and maintenance of our technology systems. Unallocated general and administrative expenses consist of personnel-related expenses for executive, finance, legal, human resources, and corporate facilities.
Reconciliations of segment revenue to consolidated revenue and segment loss to consolidated loss from operations is shown in the following table for each of the periods presented (in thousands):

	For the Year Ended December 31, 2020
	North America	Europe	Total
Revenue	$46,593	$13,730	$60,323
Segment loss	(64,669)	(18,167)	(82,836)
Unallocated corporate expenses:
Operations and technology			(12,879)
General and administrative			(15,912)

Loss from operations			$(111,627)

	For the Year Ended December 31, 2019
	North America	Europe	Total
Revenue	$38,722	$6,935	$45,657
Segment loss	(54,923)	(9,379)	(64,302)
Unallocated corporate expenses:
Operations and technology			(12,305)
General and administrative			(13,151)

Loss from operations			$(89,758)

Long-lived assets include property and equipment, net. The following long-lived assets data is based upon the location of the assets (in thousands):

	As of December 31,
	2020	2019
North America	$7,920	$5,621
Europe	6,154	3,488

Total long-lived assets	$14,074	$9,109

As of December 31, 2020, long-lived assets located in the United States and Canada were approximately $7.1 million and $0.8 million, respectively. As of December 31, 2019, long-lived assets located in the United States and Canada were approximately $5.5 million and $0.1 million, respectively.
For the year ended December 31, 2020, revenue from external customers for the United States and Canada were approximately $41.9 million and $4.7 million, respectively. For the year ended December 31, 2019, revenue from external customers for the United States and Canada were approximately $38.6 million and
$0.1 million, respectively. During the years ended December 31, 2020 and 2019, there were two customers with revenues individually in excess of 10% of total consolidated net revenues. Net revenues for these customers were approximately $41.3 million and $13.7 million in 2020 and approximately $37.4 million and $6.9 million in 2019. One customer is reflected in each segment.